Investment Objectives and Goals	Apr. 25, 2025
RPAR Risk Parity ETF
Prospectus [Line Items]
Risk/Return [Heading]	RPAR Risk Parity ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The RPAR Risk Parity ETF (the “RPAR ETF” or the “Fund”) seeks to generate positive returns during periods of economic growth, preserve capital during periods of economic contraction, and preserve real rates of return during periods of heightened inflation.

UPAR Ultra Risk Parity ETF
Prospectus [Line Items]
Risk/Return [Heading]	UPAR Ultra Risk Parity ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The UPAR Ultra Risk Parity ETF (the “UPAR ETF” or the “Fund”) seeks to generate positive returns during periods of economic growth, preserve capital during periods of economic contraction, and preserve real rates of return during periods of heightened inflation.